Supplemental Disclosures to Combined Statements of Cash Flows	12 Months Ended
Dec. 31, 2024
Supplemental Disclosures to Combined Statements of Cash Flows
Supplemental Disclosures to Combined Statements of Cash Flows

(3)Supplemental Disclosures to Combined Statements of Cash Flows

	Years ended December 31,
	2024	2023

	amounts in millions
Cash paid for interest, net of amounts capitalized	$56	56
Cash paid for taxes, net	$24	3
Noncash activity:
Property and equipment expenditures incurred but not yet paid	$27	15

The following table reconciles cash and cash equivalents and restricted cash reported in the Company’s combined balance sheets to the total amount presented in its combined statements of cash flows:

	Years ended December 31,
	2024	2023

	amounts in millions
Cash and cash equivalents	$74	79
Restricted cash included in other current assets	—	16
Restricted cash included in other long-term assets	1	2
Total cash and cash equivalents and restricted cash at end of period	$75	97

Restricted cash primarily relates to cash restricted for use on GCI Holdings’ various arrangements to help fund projects that extended terrestrial broadband service for the first time to rural Alaska communities via a high capacity hybrid fiber optic and microwave network (see note 8).